Estimated Fair Values of Company's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Securities available-for-sale	$ 193,858	$ 212,369	$ 210,318
Carrying Amount
Financial assets:
Cash and cash equivalents	22,293	39,412	24,740
Securities available-for-sale	193,858	212,369	210,318
Federal Home Loan Bank stock	9,293	9,506	7,615
Loans held-for-sale	8,556	11,983	3,434
Loans, net	900,124	902,236	714,952
Investment in unconsolidated subsidiaries	620	620	620
Accrued interest receivable	3,221	2,845	2,669
Financial liabilities:
Deposits	912,407	949,341	803,023
FHLB advances	132,231	142,730	80,967
Notes payable		7	543
Securities sold under agreements to repurchase	19,305	14,619	15,514
Subordinated debentures	20,620	20,620	20,620
Derivatives - interest rate swap	80	166	468
Fair Value
Financial assets:
Cash and cash equivalents	22,293	39,412	24,740
Securities available-for-sale	193,858	212,369	210,318
Federal Home Loan Bank stock	9,293	9,506	7,615
Loans held-for-sale	8,590	12,164	3,478
Loans, net	913,398	918,181	721,388
Investment in unconsolidated subsidiaries	563	563	554
Accrued interest receivable	3,221	2,845	2,669
Financial liabilities:
Deposits	916,944	952,949	806,295
FHLB advances	133,929	145,651	82,999
Notes payable		7	543
Securities sold under agreements to repurchase	19,305	14,619	15,514
Subordinated debentures	18,727	18,724	18,419
Derivatives - interest rate swap	80	166	468
Fair Value | Scenario, Previously Reported
Financial liabilities:
Subordinated debentures		18,419
Quoted Prices in Active Markets for Identical Assets Level 1
Financial assets:
Cash and cash equivalents	22,293	39,412
Securities available-for-sale	434	401
Federal Home Loan Bank stock	9,293	9,506
Accrued interest receivable	3,221	2,845
Financial liabilities:
Securities sold under agreements to repurchase	19,305	14,619
Significant Other Observable Inputs Level 2
Financial assets:
Securities available-for-sale	193,424	211,968
Loans held-for-sale	8,590	12,164
Financial liabilities:
Deposits	916,944	952,949
FHLB advances	133,929	145,651
Notes payable		7
Derivatives - interest rate swap	80	166
Significant Unobservable Inputs Level 3
Financial assets:
Loans, net	913,398	918,181
Investment in unconsolidated subsidiaries	563	563
Financial liabilities:
Subordinated debentures	18,727	18,724
Significant Unobservable Inputs Level 3 | Scenario, Previously Reported
Financial liabilities:
Subordinated debentures		$ 18,419